SCHEDULE OF THIRD PARTY LOANS (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Ms. Xiuxia Wang [Member]
Defined Benefit Plan Disclosure [Line Items]
Third party loans	$ 2,213,412	$ 1,880,044	$ 704,235
Mr. Hongshan Liu [Member]
Defined Benefit Plan Disclosure [Line Items]
Third party loans	568,038	564,330	439,330
Fujian Chuanzhiyuan Co, Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Third party loans	139,595	136,997
CISI Investment Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Third party loans	2,546,066	2,574,765
Ms Xiaozhen Li [Member]
Defined Benefit Plan Disclosure [Line Items]
Third party loans	1,405,000	1,405,000
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Third party loans	$ 6,872,111	$ 6,561,136	$ 1,143,565